Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	As of	As of
	June 30, 2026	December 31, 2025
Cash on hand and petty cash	$1,412	$3,517
Checking accounts and demand deposits	593,601	94,152
	$595,013	$97,669

Schedule of breakdown of cash and cash equivalents by original currency

The following table sets forth the breakdown of cash and cash equivalents by original currency as of June 30, 2026 and December 31, 2025:

	As of	As of
	June 30, 2026	December 31, 2025
Original currency
NTD	$546,668	$49,913
EUR	44	1,452
USD	47,453	36,170
RMB	848	10,134
	$595,013	$97,669